Financial instruments and risk management - Summary of capital and liquidity risk management (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about hedging instruments [Line Items]
Equity attributable to owners of Rio Tinto (see Group balance sheet)	$ 44,711	$ 39,290	$ 37,349
Equity attributable to non-controlling interests (see Group balance sheet)	6,404	6,440
Net debt	3,845	9,587	$ 13,783
Capital and liquidity risk management [member]
Disclosure of detailed information about hedging instruments [Line Items]
Equity attributable to owners of Rio Tinto (see Group balance sheet)	44,711	39,290
Equity attributable to non-controlling interests (see Group balance sheet)	6,404	6,440
Net debt	3,845	9,587
Total capital	$ 54,960	$ 55,317